MAIN ACCOUNTING PRACTICES (Tables)	12 Months Ended
Dec. 31, 2025
MAIN ACCOUNTING PRACTICES
Schedule of Balance Sheets Restated
			December 31, 2024
	Notes		Restated	Adjustment	Prior
OTHERS CURRENT ASSETS			386,477		386,919
Other Assets	11	(a)	1,025,195	1,025,195	-
Total Current Assets			1,411,672	1,025,195	386,919
OTHERS NON-CURRENT ASSETS			76,356	-	248,173
Intangible assets	13	(b)	512,012	(2,191,433)	2,703,445
Total Non-Current Assets			588,368	(2,191,433)	2,951,618
TOTAL ASSETS			2,000,040	(1,166,238)	3,338,537

Total Current Liabilities			7,661,321	-	6,992,147
Total Non-Current Liabilities			-	-	53,358
Capital stock			1,012,492	-	1,012,492
Accumulated (Losses)		(c)	(6,502,144)	(1,166,238)	(5,895,736)
Cumulative translation adjustment (CTA)			(171,630)	-	1,176,275
Negative Total Shareholders’ Equity	19		(5,661,281)	(1,166,238)	(3,706,969)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			2,000,040	(1,166,238)	3,338,537

Schedule of Statement of Changes in Shareholders' Equity Restated
		Total shareholders’ equity
		Restated	Adjustment	Prior
Balance on 12/31/2023		(4,737,033)	(1,140,815)	(3,596,218)
Net Income (Loss)for the year	(a)	(1,627,821)	(25,423)	(1,602,398)
Currency Translation Adjustments		1,491,647	-	1,491,647
Balance on 12/31/2024		(4,873,206)	(1,166,238)	(3,706,969)

Schedule of Intangible Assets Restated
		December 31, 2024
		Restated	Adjustment	Prior
S,A,P		54,434	-	54,434
Operational		457,578	-	457,578
Other Operaciotional	(a)	-	(2,191,433)	2,191,433
(-) Amotization
Total		512,012	(2,191,433)	2,703,445

Schedule of Stockholders' Equity Restated
		December 31, 2024
		Restated	Adjustment	Prior
Capital stock		1,012,492	-	1,012,492
Net Income of the year	(a)	(6,502,144)	(1,166,238)	(5,895,736)
Equity valuations adjustments (CTA)		1,176,275	-	1,176,275
		(4,873,206)	(1,166,238)	(3,706,969)